6. Note Payable to Bank (Tables)	9 Months Ended
Sep. 30, 2015
Quarter Three Report [Member]
Note Payable to Bank
Principal Due in Next 12 months
2015	$106,676
2016	111,894
2017	97,386
2018	11,938
$327,894